RECLAMATION PROVISION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
RECLAMATION PROVISION
non-current, beginning of year	$ 878,328
Current, beginning of year	23,508
Reclassification from non-current to current, end of year	(24,266)	$ (23,508)
non-current, end of year	1,049,238	878,328
Asset retirement obligation
RECLAMATION PROVISION
non-current, beginning of year	865,319	706,958
Current, beginning of year	22,127	4,547
Current year additions and changes in estimate, net	127,413	217,506
Current year accretion	32,906	15,951
Liabilities settled	(9,085)	(16,850)
Foreign exchange revaluation	23,893	(40,666)
Reclassification from non-current to current, end of year	(22,570)	(22,127)
non-current, end of year	1,040,003	865,319
Asset retirement obligation | Yamana Gold Inc.
RECLAMATION PROVISION
Current year additions and changes in estimate, net	110,600
Environmental remediation liability
RECLAMATION PROVISION
non-current, beginning of year	13,009	15,491
Current, beginning of year	1,381	3,000
Liabilities settled	(3,737)	(3,058)
Foreign exchange revaluation	278	(1,043)
Reclassification from non-current to current, end of year	(1,696)	(1,381)
non-current, end of year	$ 9,235	$ 13,009
Minimum | Discount rate
RECLAMATION PROVISION
Discount rate used	2.69%	3.16%
Maximum | Discount rate
RECLAMATION PROVISION
Discount rate used	4.27%	4.34%